Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 number	Dec. 31, 2012 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	11	38
Recorded Investment	$ 6,705	$ 29,295
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	4	23
Recorded Investment	1,548	20,172
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	1	4
Recorded Investment	33	292
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	13	34
Recorded Investment	604	3,722
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	8	36
Recorded Investment	428	3,619
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	11	38
Recorded Investment	6,705	29,295
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	5	27
Recorded Investment	1,581	20,464
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	21	70
Recorded Investment	1,032	7,341
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	17	20
Recorded Investment	65	72
Troubled Debt Restructurings That Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number	71	170
Recorded Investment	17,215	63,186
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	17	15
Recorded Investment	$ 7,832	$ 6,014